Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 7,239	$ 5,347
Deposits	5,240	3,079
Foreign exchange contracts	4,503	41
POS hardware	1,616	522
Other current assets	$ 18,598	$ 8,989